Promissory Notes (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of promissory notes
	December 31, 2021	December 31, 2020
GN Note 1	$1,148,800	$1,148,800
GN Note 2	500,000	500,000
AMC Note	100,000	100,000
SolarMax Notes 1	261,348	261,348
SolarMax Notes 2	212,022	-
SolarMax Notes 3	224,083	-
SolarMax Notes 4	230,114	-
SolarMax Notes 5	332,377	-
SolarMax Notes 6	115,647	-
Total	$3,124,391	$2,010,148